Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2014	Jul. 31, 2012	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments And Contingencies [Line Items]
Loss contingency accrual			$ 2,500		$ 2,500		$ 2,500	$ 9,700
Operating leases with related and unrelated parties expiring year					2028		2028
Initial lease term	11 years	15 years
Rent expense for operating leases							$ 15,100	11,000	$ 6,100
Capital lease obligation			16,600		$ 16,600		18,800	$ 16,200
Rent Expense			3,986	$ 3,734	$ 7,960	$ 7,320
Software Licenses, Marketing Activities, and Other Goods and Services
Commitments And Contingencies [Line Items]
Other off-balance sheet obligations							$ 69,700
Vehicles
Commitments And Contingencies [Line Items]
Lease agreements term					36 months		36 months
Average remaining life for fleet					20 months		24 months
Minimum
Commitments And Contingencies [Line Items]
Operating Leases, lease terms							1 year
Maximum
Commitments And Contingencies [Line Items]
Operating Leases, lease terms							10 years
Warehouse, office space and other
Commitments And Contingencies [Line Items]
Rent Expense			2,781	2,915	$ 5,593	5,838
Warehouse, office space and other | Minimum
Commitments And Contingencies [Line Items]
Lease Term					11 years
Warehouse, office space and other | Maximum
Commitments And Contingencies [Line Items]
Lease Term					15 years
Wireless towers and spectrum
Commitments And Contingencies [Line Items]
Rent Expense			$ 1,205	$ 819	$ 2,367	$ 1,482
Wireless towers and spectrum | Minimum
Commitments And Contingencies [Line Items]
Lease Term					1 year
Wireless towers and spectrum | Maximum
Commitments And Contingencies [Line Items]
Lease Term					10 years